Loans from Third Parties (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Loans from third parties (Textual)
Bank loan amount	$ 3,312,202
Urumqi Changhe Financing Guarantee Co., Ltd. [Member]
Loans from third parties (Textual)
Bank loan amount	$ 2,179,539
Related Party Transaction, Rate	7.00%
Interest expense	$ 238,040
Urumuqi National Economic Financing and Guarantee Co., Ltd. [Member]
Loans from third parties (Textual)
Bank loan amount	$ 1,132,663
Related Party Transaction, Rate	7.00%
Interest expense	$ 124,805